New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700




                                       September 23, 2003



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

      Re:    New England Variable Life Separate Account
             File No. 333-21767 - (Zenith Variable Whole Life)
             Rule 497(j) Certification

Commissioners:

     On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the Prospectus Supplement for that product contained in Post-Effective Amendment No. 7 for the Account filed electronically with the Commission on September 18, 2003.

      If you have any questions, please contact me at (617) 578-3031.

                                       Sincerely,

                                       /s/ John E. Connolly, Jr.

                                       John E. Connolly, Jr.